Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Current assets
Accounts receivable	$ 5,525	$ 24,068	$ 11,097	$ 9,980
Prepayments, deposits and other receivables	16,436	124,223	2,811	3,210
Due from immediate holding company	1,057,007	287,178	275,127	835,560
Financial Assets At Fair Value Through Profit Or Loss	0	0	0	8,070
Derivative financial asset	0	185,069	124,404	132,080
Tax recoverable	2,327	398	0	0
Other assets	1,020	1,234	17,453	25,450
Restricted cash	135	415	0	0
Cash and bank balances	120,234	138,297	67,494	58,560
Total current assets	1,202,684	760,882	498,386	1,072,910
Non-current assets
Property, plant and equipment	70,054	12	9	10
Goodwill	0	7,525	0	0
Intangible assets	118,423	96,967	1,946	1,960
Financial assets at fair value through profit or loss	79,607	195,337	357,352	283,000
Interests in joint ventures	15,822	0	0	0
Total non-current assets	283,906	299,841	359,307	284,970
Total assets	1,486,590	1,060,723	857,693	1,357,880
Current liabilities
Accounts payable	9,382	10,556	19,884	26,060
Bank borrowings	65,793	20,122	49,879	29,960
Other payables and accruals	19,260	16,904	11,829	16,561
Due to a non-controlling shareholder	55,803	0	0	0
Provision	3,866	4,079	0	0
Tax payable	2,956	2,883	17,460	15,900
Total current liabilities	157,060	54,544	99,052	88,481
Non-current liabilities
Bank borrowings	30,373	458	0	0
Deferred tax liabilities	5,583	3,307	0	0
Derivative financial liability	0	0	1,764	1,670
Convertible bond	0	0	14,362	13,320
Total non-current liabilities	35,956	3,765	16,126	14,990
Total liabilities	193,016	58,309	115,178	103,471
Equity
Treasury shares	(734,658)	(962,658)	(642,055)	0
Capital reserve	924,348	988,965	581,997	581,998
Exchange reserve	2,671	2,991	470	7,211
Retained profits	859,849	712,862	571,129	428,033
Total equity attributable to ordinary shareholders of the Company	1,052,258	742,198	511,566	1,017,267
Non-controlling interests	7,078	31,740	2,422	423
Perpetual securities	234,238	228,476	228,527	236,719
Total equity	1,293,574	1,002,414	742,515	1,254,409
Total liabilities and equity	1,486,590	1,060,723	857,693	1,357,880
Common Class A [Member]
Equity
Share capital	22	12	6	6
Common Class B [Member]
Equity
Share capital	$ 26	$ 26	$ 19	$ 19